May 01, 2020
GUIDESTONE FUNDS
Supplement dated November 18, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.         FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective November 18, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.88%	0.88%
Other expenses	0.15%	0.49%
Dividend or interest expense on short sales	0.10%	0.10%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses	1.17%	1.51%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Expense Example table is deleted in its entirety and replaced with the following effective November 18, 2020:
	Institutional Class	Investor Class
1 Year	$ 119	$ 154
3 Years	$ 372	$ 477
5 Years	$ 644	$ 824
10 Years	$1,420	$1,802
VI.         FEES AND EXPENSES CHANGES FOR THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective December 17, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.78%	0.78%
Other expenses	0.12%	0.40%
Dividend or interest expense on short sales	0.19%	0.19%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.10%	1.38%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Expense Example table is deleted in its entirety and replaced with the following effective December 17, 2020:
	Institutional Class	Investor Class
1 Year	$ 112	$ 140
3 Years	$ 350	$ 437
5 Years	$ 606	$ 755
10 Years	$1,340	$1,657